The table below is a comparison of the carrying amounts and fair values of the Company’s financial instruments, other than those carrying amounts that are reasonable approximation of fair values: (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial assets, at carrying amount	R$ 27,442	R$ 9,680
Financial assets, at fair value	27,442	9,680
Financial liabilities, at carrying amount	2,841,513	1,659,609
Financial liabilities, at fair value	2,853,773	1,679,847
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	1,374,876	617,485
Financial liabilities, at fair value	1,387,136	637,723
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	714,085	447,703
Financial liabilities, at fair value	714,085	447,703
Accounts Payable To Selling Shareholders [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	679,826	518,240
Financial liabilities, at fair value	679,826	518,240
Notes Payable[Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	72,726	76,181
Financial liabilities, at fair value	72,726	76,181
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at carrying amount		2,053
Financial assets, at fair value		2,053
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets, at carrying amount	27,442	7,627
Financial assets, at fair value	R$ 27,442	R$ 7,627